FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets, current
Assets
Assets	$ 10,570	$ 59,258
Liabilities, current
Liabilities
Liabilities	2,734	32,220
Liabilities, long-term
Liabilities
Liabilities		1,909
Equity Swaps | Liabilities, current
Liabilities
Liabilities	2,217
Equity Swaps | Liabilities, long-term
Liabilities
Liabilities		1,909
Commodity Derivative Instruments | Crude oil | Assets, current
Assets
Assets	10,570	48,314
Commodity Derivative Instruments | Crude oil | Liabilities, current
Liabilities
Liabilities	$ 517	32,220
Commodity Derivative Instruments | Gas | Assets, current
Assets
Assets		$ 10,944